Right-of-use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets
The following table presents the change in the balance of the Partnership's right-of-use assets for the years ended December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
	$	$
Gross Carrying Amount
Opening balance at beginning of year	75,104	20,200
Additions (cash and non-cash)	757	56,854
Dispositions	(24,794)	(1,950)
Closing balance at end of year	51,067	75,104
Accumulated Depreciation
Opening balance at beginning of year	(7,085)	—
Depreciation expense	(18,389)	(13,369)
Dispositions	9,720	6,284
Closing balance at end of year	(15,754)	(7,085)
Net book value	35,313	68,019
As at December 31, 2020, December 31, 2019 and January 1, 2019, the Partnership's right-of-use assets were as follows:

				As at December 31, 2020
	December 31, 2020	December 31, 2019	January 1, 2019	Weighted-average remaining lease term	Weighted-average implicit interest rate
	$	$	$	(years)	(%)
Vessels and equipment	21,971	52,852	10,545	2.0	3.3%
Office leases	13,342	15,167	9,655	5.4	5.5%
Total	35,313	68,019	20,200

Summary of lease related items
Lease related items for which the Partnership was a lessee for the years ended December 31, 2020 and December 31, 2019, were as follows:

	Year Ended December 31,
	2020	2019
	$	$
Amounts recognized in profit and loss
Depreciation expense on right-of-use vessels and equipment	15,899	10,616
Depreciation expense on right-of-use office leases	2,490	2,753
Interest expense on lease liabilities	2,679	1,507
Short-term lease expense	4,314	15,965
	25,382	30,841

Disclosure of maturity analysis of operating lease payments
As at December 31, 2020, the undiscounted contractual maturities of the Partnership's lease liabilities were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Lease liabilities	38.9	15.4	14.2	2.7	2.5	2.0	2.1
As at December 31, 2020, the undiscounted contractual earnings receivable of the Partnership’s operating leases by expected period of receipt were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Operating leases	2,673.3	673.6	441.1	321.8	243.5	232.7	760.6